SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Summary Of Net Income (Loss) Per Ordinary Share (Details) - USD ($)	2 Months Ended	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2020
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Operating Income (Loss)	$ (17,631)	$ (6,862,095)
Net loss	(17,631)	(6,744,840)
Class A Ordinary Shares Subject To Possible Redemption [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Interest income	0	111,650
Operating Income (Loss)	$ 0	$ 111,650
Weighted average shares outstanding, basic and diluted	0	108,934,119
Basic and diluted net loss per ordinary share	$ 0	$ 0.00
Nonredeemable Ordinary Shares [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Interest income	$ 0	$ (111,650)
Operating Income (Loss)	$ (17,631)	$ (6,856,490)
Weighted average shares outstanding, basic and diluted	1	21,178,291
Basic and diluted net loss per ordinary share	$ (17,631)	$ (0.32)
Net loss	$ (17,631)	$ (6,744,840)